Submission	Sep. 05, 2025
Submission [Line Items]
Central Index Key	0001320760
Registrant Name	TSS, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Issuer Name	TSS, INC.